                                                              File Nos.  2-98772
                                                                       811-04347

              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                              ON February 24, 2006

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No. __                                          [ ]

     Post-Effective Amendment No. 117                                        [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No. 145                                                       [X]

                                    GMO TRUST
               (Exact Name of Registrant as Specified in Charter)

                   40 Rowes Wharf, Boston, Massachusetts 02110
                    (Address of principal executive offices)

                                  617-330-7500
              (Registrant's telephone number, including area code)

                                 with a copy to:

   J.B. Kittredge, Esq.                                 Thomas R. Hiller, Esq.
         GMO Trust                                         Ropes & Gray LLP
       40 Rowes Wharf                                  One International Place
Boston, Massachusetts 02110                          Boston, Massachusetts 02110
                    (Name and address of agents for service)

It is proposed that this filing will become effective:

     [ ]  Immediately upon filing pursuant to paragraph (b), or

     [ ]  60 days after filing pursuant to paragraph (a)(1), or

     [X]  On March 1, 2006, pursuant to paragraph (b), or

     [ ]  75 days after filing pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

     [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 117 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the "Securities Act"), solely to designate March 1, 2006 as the new effective date for Post-Effective Amendment No. 115 filed pursuant to Rule 485(a) under the Securities Act on December 14, 2005. Post-Effective Amendment No. 115 was initially scheduled to become effective on February 27, 2006. This Post-Effective Amendment No. 117 is not intended to amend or supersede any information contained in Post-Effective Amendment No.115.

================================================================================

This filing relates solely to GMO Short-Duration Collateral Share Fund, one of fifty-five series of the Registrant. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

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                                    GMO TRUST

PART A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 115 to the Registration Statement on Form N-1A of GMO Trust (the "Registrant") under the Securities Act of 1933, as amended, and Post-Effective Amendment No. 143 to the Registrant's Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the "SEC") on December 14, 2005 ("Amendment No. 115/143").

PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 115/143 to the Registrant's Registration Statement on Form N-1A filed with the SEC on December 14, 2005.

PART C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 115/143 to the Registrant's Registration Statement on Form N-1A filed with the SEC on December 14, 2005

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940 (the "1940 Act"), the Registrant, GMO Trust, certifies that it meets all of the requirements of this Registration Statement under Rule 485(b) under the Securities Act, and has duly caused this Post-Effective Amendment No. 117 under the Securities Act and Post-Effective Amendment No. 145 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 24th day of February, 2006

                                        GMO Trust


                                        By: /s/  SCOTT E. ESTON
                                            ------------------------------------
                                            Scott E. Eston
                                        Title: President; Chief Executive
                                               Officer; Principal Executive
                                               Officer

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 117 to the GMO Trust's Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the date indicated.

Signatures               Title                                 Date
----------               -----                                 ----


/S/ SCOTT E. ESTON       President; Chief Executive Officer;   February 24, 2006
----------------------   Principal Executive Officer
Scott E. Eston


SUSAN RANDALL HARBERT*   Chief Financial Officer and           February 24, 2006
----------------------   Treasurer; Principal Financial and
Susan Randall Harbert    Accounting Officer


DONALD W. GLAZER*        Trustee                               February 24, 2006
----------------------
Donald W. Glazer


JAY O. LIGHT*            Trustee                               February 24, 2006
----------------------
Jay O. Light


W. NICHOLAS THORNDIKE*   Trustee                               February 24, 2006
----------------------
W. Nicholas Thorndike


                                        * By: /s/ DAVID L. BOHAN
                                              --------------------------------
                                              David L. Bohan
                                              Attorney-in-Fact